Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our other named executive officers (“Non-PEO NEOs”), and company performance for the fiscal years listed below. For further information concerning our pay-for-performance philosophy and how we structure our executive compensation to drive and reward performance, refer to the section entitled “Executive Compensation”. The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers for any of the periods listed. These amounts reflect Summary Compensation Table total compensation with certain adjustments as described in the following table and footnotes.

(1)	(2)	(3)	(4)	(5)	(6)	(7)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income ($)
2024	3,014,050	7,013,715	358,889	929,845	211.78	13,564,000
2023	561,250	1,282,190	524,227	931,369	100.95	12,366,000
2022	2,280,400	1,565,200	236,837	78,280	47.14	6,634,000

(1)
Holger Bartel served as our PEO for the entirety of fiscal years 2022, 2023 and 2024. Our Non-PEO NEOs for 2022 were Christina Sindoni Ciocca, Lisa Su and Wayne Lee. Our Non-PEO NEOs for 2023 were Christina Sindoni Ciocca and Wayne Lee. Our Non-PEO NEOs for 2024 were Christina Sindoni Ciocca and Lijun Qi.

(2)	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year for our PEO.
(3)
Amounts reported in this column represent the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO		2022 ($)	2023 ($)	2024 ($)
Summary Compensation Table – Total Compensation	(a)	2,280,400	561,250	3,014,050
Minus Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	(1,730,400)	0	(2,437,800)
Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	405,938	0	3,975,581
Plus Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Year	(d)	0	0	0
Plus Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	609,262	0	2,461,884
Plus Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	0	720,940	0
Minus Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	0	0	0
equals
Compensation Actually Paid		1,565,200	1,282,190	7,013,715

(a)	Represents Total Compensation reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

There were no dividends or other earnings paid on the stock awards or option awards in the covered fiscal years.
(4)	Amounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the applicable year for our Non-PEO NEOs.
(5)
Amounts reported in this column represent the compensation actually paid to our Non-PEO NEOs in the indicated fiscal year, based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

NEO Average		2022 ($)	2023 ($)	2024 ($)
Summary Compensation Table – Total Compensation	(a)	236,837	524,227	358,889
Minus Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	0	(278,000)	0
Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	0	542,910	0
Plus Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Year	(d)	(122,531)	53,866	470,515
Plus Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	0	77,562	0
Plus Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	(36,026)	10,804	100,441
Minus Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	0	0	0
equals
Compensation Actually Paid		78,280	931,369	929,845

(a)
See footnote 1 for the NEOs included in the average for each indicated fiscal year. Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.

(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the Non-PEO NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of the Non-PEO NEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the Non-PEO NEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(e)
Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the Non-PEO NEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the Non-PEO NEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

There were no dividends or other earnings paid on the stock awards or option awards in the covered fiscal years.
(6)	Assumes $100 invested as of December 31, 2021 through the end of the applicable year.
(7)	The dollar amounts represent the amount of net income attributable to Travelzoo reflected in our audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
(1)
Holger Bartel served as our PEO for the entirety of fiscal years 2022, 2023 and 2024. Our Non-PEO NEOs for 2022 were Christina Sindoni Ciocca, Lisa Su and Wayne Lee. Our Non-PEO NEOs for 2023 were Christina Sindoni Ciocca and Wayne Lee. Our Non-PEO NEOs for 2024 were Christina Sindoni Ciocca and Lijun Qi.

PEO Total Compensation Amount	$ 3,014,050	$ 561,250	$ 2,280,400
PEO Actually Paid Compensation Amount	$ 7,013,715	1,282,190	1,565,200
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the compensation actually paid to the PEO, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO		2022 ($)	2023 ($)	2024 ($)
Summary Compensation Table – Total Compensation	(a)	2,280,400	561,250	3,014,050
Minus Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	(1,730,400)	0	(2,437,800)
Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	405,938	0	3,975,581
Plus Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Year	(d)	0	0	0
Plus Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	609,262	0	2,461,884
Plus Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	0	720,940	0
Minus Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	0	0	0
equals
Compensation Actually Paid		1,565,200	1,282,190	7,013,715

(a)	Represents Total Compensation reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the PEO during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of the PEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the PEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

There were no dividends or other earnings paid on the stock awards or option awards in the covered fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 358,889	524,227	236,837
Non-PEO NEO Average Compensation Actually Paid Amount	$ 929,845	931,369	78,280
Adjustment to Non-PEO NEO Compensation Footnote
(5)
Amounts reported in this column represent the compensation actually paid to our Non-PEO NEOs in the indicated fiscal year, based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

NEO Average		2022 ($)	2023 ($)	2024 ($)
Summary Compensation Table – Total Compensation	(a)	236,837	524,227	358,889
Minus Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	0	(278,000)	0
Plus Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	0	542,910	0
Plus Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Year	(d)	(122,531)	53,866	470,515
Plus Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	0	77,562	0
Plus Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	(36,026)	10,804	100,441
Minus Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	0	0	0
equals
Compensation Actually Paid		78,280	931,369	929,845

(a)
See footnote 1 for the NEOs included in the average for each indicated fiscal year. Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.

(b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the Non-PEO NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)
Represents the aggregate fair value as of the indicated fiscal year-end of the Non-PEO NEO’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the Non-PEO NEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.

(e)
Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the Non-PEO NEO and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the Non-PEO NEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEO’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

There were no dividends or other earnings paid on the stock awards or option awards in the covered fiscal years.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Relationship Between Compensation and Net Income
Total Shareholder Return Amount	$ 211.78	100.95	47.14
Net Income (Loss)	$ 13,564,000	$ 12,366,000	$ 6,634,000
PEO Name	Holger Bartel	Holger Bartel	Holger Bartel
Dividends	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,437,800)	0	(1,730,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,975,581	0	405,938
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,461,884	0	609,262
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	720,940	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(278,000)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	542,910	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	470,515	53,866	(122,531)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	77,562	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,441	10,804	(36,026)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0